SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION

NOTE 7: SEGMENT INFORMATION

The Company is a fully integrated power company in Argentina, which participates in the electricity and oil and gas value chains.

Through its own activities, subsidiaries and share holdings in joint ventures, and based on the business nature, customer portfolio and risks involved, we were able to identify the following business segments:

Electricity Generation, principally consisting of the Company’s direct and indirect interests in HINISA, HIDISA, Greenwind, CTB, TMB, TJSM and through its own electricity generation activities through thermal plants Güemes, Piedra Buena, Piquirenda, Loma de la Lata, Genelba and Ecoenergía, Pilar, I. White, the Pichi Picún Leufú hydroelectric complex and Pampa Energía II and III wind farms.

Electricity Distribution, consisting of the Company’s direct interest in Edenor. As of December 31, 2021, 2020 and 2019, the Company has classified the results corresponding to the divestment mentioned in Note 5.1 as discontinued operations.

Oil and Gas, principally consisting of the Company’s interests in oil and gas areas and through its direct interest in PACOSA.

Petrochemicals, comprising of the Company’s own styrenics operations and the catalytic reformer plant operations conducted in local plants.

Holding and Other Business, principally consisting of interests in joint businesses CITELEC and CIESA and their respective subsidiaries, which hold the concession over the high voltage electricity transmission nationwide and over gas transportation in the South of the country, respectively, interests in the associates OCP and Refinor, holding activities and financial investment transactions.

The Company manages its operating segment based on its individual net results.

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	656	-	340	490	22	-	1,508
Intersegment revenue	-	-	113	-	-	(113)	-
Cost of sales	(355)	-	(289)	(424)	-	113	(955)
Gross profit	301	-	164	66	22	-	553

Selling expenses	(2)	-	(18)	(13)	-	-	(33)
Administrative expenses	(31)	-	(46)	(4)	(18)	-	(99)
Exploration expenses	-	-	-	-	-	-	-
Other operating income	42	-	58	1	4	-	105
Other operating expenses	(5)	-	(28)	(3)	(22)	-	(58)
Impairment of intangible assets and inventories	(2)	-	-	(2)	-	-	(4)
Impairment of financial assets	-	-	-	-	(2)	-	(2)
Share of profit from associates and joint ventures	47	-	-	-	70	-	117
Operating income	350	-	130	45	54	-	579

Finance income	4	-	3	-	4	(1)	10
Finance costs	(46)	-	(103)	(3)	(34)	1	(185)
Other financial results	(14)	-	(16)	(2)	18	-	(14)
Financial results, net	(56)	-	(116)	(5)	(12)	-	(189)
Profit before income tax	294	-	14	40	42	-	390

Income tax	(75)	-	8	(12)	2	-	(77)
Profit for the year from continuing operations	219	-	22	28	44	-	313
Loss for the year from discontinued operations	-	(75)	-	-	-	-	(75)
Profit (loss) for the year	219	(75)	22	28	44	-	238

Depreciation and amortization	88	-	114	3	-	-	205

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2021	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	218	(39)	22	28	44	-	273
Non - controlling interest	1	(36)	-	-	-	-	(35)

Consolidated statement of financial position as of December 31, 2021
Assets	1,670	-	1,157	176	1,067	(209)	3,861
Liabilities	525	-	1,324	166	264	(209)	2,070

Net book values of property, plant and equipment	969	-	636	22	32	-	1,659

Additional consolidated information as of December 31, 2021
Increases in property, plant and equipment, intangibles assets and right-of-use assets	39	-	213	6	6	-	264

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	559	-	227	267	20	-	1,073
Intersegment revenue	-	-	67	-	-	(67)	-
Cost of sales	(254)	-	(243)	(233)	-	67	(663)
Gross profit	305	-	51	34	20	-	410

Selling expenses	(2)	-	(15)	(9)	-	-	(26)
Administrative expenses	(30)	-	(42)	(3)	(18)	-	(93)
Exploration expenses	-	-	-	-	-	-	-
Other operating income	35	-	9	-	7	-	51
Other operating expenses	(6)	-	(17)	(6)	(7)	-	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(128)	-	-	(11)	-	-	(139)
Impairment of financial assets	-	-	(13)	1	3	-	(9)
Share of profit from joint ventures and associates	67	-	-	-	18	-	85
Operating income (loss)	241	-	(27)	6	23	-	243

Finance income	3	-	7	-	1	(2)	9
Finance costs	(73)	-	(100)	(3)	(3)	2	(177)
Other financial results	1	-	44	5	34	-	84
Financial results, net	(69)	-	(49)	2	32	-	(84)
Profit (loss) before income tax	172	-	(76)	8	55	-	159

Income tax	(33)	-	23	(2)	(23)	-	(35)
Profit (loss) for the year from continuing operations	139	-	(53)	6	32	-	124
Loss for the year from discontinued operations	-	(592)	-	-	-	-	(592)
Profit (loss) for the year	139	(592)	(53)	6	32	-	(468)

Depreciation and amortization	95	81	108	2	-	-	286

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	147	(499)	(53)	6	32	-	(367)
Non - controlling interest	(8)	(93)	-	-	-	-	(101)

Consolidated statement of financial position as of December 31,2020
Assets	1,595	1,356	1,085	107	832	(85)	4,890
Liabilities	707	1,021	1,174	126	178	(85)	3,121

Net book values of property, plant and equipment	1,015	-	543	19	33	-	1,610

Additional consolidated information as of December 31, 2020
Increases in property, plant and equipment, intangible assets and right-of-use assets	61	135	41	3	2	-	242

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	819	-	178	323	20	-	1,340
Intersegment revenue	-	-	270	-	-	(270)	-
Cost of sales	(470)	-	(313)	(298)	-	270	(811)
Gross profit	349	-	135	25	20	-	529

Selling expenses	(3)	-	(14)	(9)	(2)	-	(28)
Administrative expenses	(32)	-	(47)	(4)	(22)	-	(105)
Exploration expenses	-	-	(9)	-	-	-	(9)
Other operating income	58	-	4	3	12	-	77
Other operating expenses	(11)	-	(11)	(9)	(12)	-	(43)
Impairment of property, plant and equipment	(52)	-	(10)	-	-	-	(62)
Impairment of financial assets	-	-	3	-	(1)	-	2
Share of profit from joint ventures and associates	13	-	21	-	67	-	101
Operating income	322	-	72	6	62	-	462

Finance income	2	-	17	-	5	(1)	23
Finance costs	(82)	-	(94)	(8)	(4)	1	(187)
Other financial results	86	-	89	18	(18)	-	175
Financial results, net	6	-	12	10	(17)	-	11
Profit before income tax	328	-	84	16	45	-	473

Income tax	(80)	-	(16)	(5)	231	-	130
Profit for the year from continuing operations	248	-	68	11	276	-	603
Profit for the year from discontinued operations	-	197	-	-	-	-	197
Profit for the year	248	197	68	11	276	-	800

Depreciation and amortization	71	79	112	1	-	-	263

	in million of US$
Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit attributable to:
Owners of the company	239	98	68	11	276	-	692
Non - controlling interest	9	99	-	-	-	-	108

Consolidated statement of financial position as of December 31, 2019
Assets	1,472	1,480	1,261	136	1,527	(192)	5,684
Liabilities	1,226	1,792	465	122	(160)	(170)	3,275

Net book values of property, plant and equipment	1,152	1,691	612	18	34	-	3,507

Additional consolidated information as of December 31, 2019
Increases in property, plant and equipment, intangible assets and right-of-use assets	240	173	191	4	3	-	611